SCHEDULE OF MOVEMENT OF ALLOWANCES FOR CURRENT EXPECTED CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Prepayments Deposits And Other Receivables Net
Balance at beginning of the year
Provision for the year	285
Exchange adjustment
Balance at ending of the year	$ 285